CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) [1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net income/(loss)	$ (106,168)	¥ (692,748)	¥ 1,155,611	¥ 1,579,810
Other comprehensive income/(losses), net of tax of nil:
Foreign currency translation adjustments	(1,271)	(8,293)	1,626	7,737
Unrealized (losses)/gains on available-for-sale investments	543	3,546	3,839	(2,414)
Comprehensive income/(loss)	$ (106,896)	¥ (697,495)	¥ 1,161,076	¥ 1,585,133

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.